Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Schedule of components of trade and other receivables
As at December 31,	2019	2018
Trade receivables	$53,893	$44,358
Trade receivables due from related parties (Note 34)	—	28
Less: Allowance for doubtful accounts	(1,779)	(5,136)
Net trade receivables	52,114	39,250
Other receivables	11,948	6,381
Trade and other receivables	$64,062	$45,631

Schedule of movement in allowance for doubtful accounts
Years ended December 31,	2019	2018
Allowance for doubtful accounts, beginning of year	$5,136	$2,662
Provisions for impaired receivables	604	73
Cumulative effect adjustment(1)	—	2,754
Receivables written off	(4,899)	(47)
Impact of foreign exchange	938	(306)
Allowance for doubtful accounts, end of year	$1,779	$5,136

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(1)      On January 1, 2018, a reclassification of $2.8 million was made from trade receivables to allowance for doubtful accounts as a result of the implementation of IFRS 15. There was no impact on accumulated earnings as a result of this adjustment.